Organization	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Organization
1.	ORGANIZATION

Autohome Inc., formerly known as Sequel Limited (the “Company”), was incorporated under the laws of the Cayman Islands on June 23, 2008. Upon incorporation, the Company was 100% owned by Telstra Holdings Pty Ltd. (“Telstra”). On June 27, 2008 (the “Acquisition date”), the Company acquired Cheerbright International Holdings Limited (“Cheerbright”), China Topside Co., Ltd. (“China Topside”), and Norstar Advertising Media Holdings Co., Ltd. (“Norstar”), and their respective wholly foreign-owned enterprises and variable interest entities (“VIEs”). Subsequent to the acquisition, the Company was owned 55% by Telstra, and 45% by the selling shareholders of Cheerbright, China Topside and Norstar. The Company, through its subsidiaries and VIEs (as disclosed in the table below), is principally engaged in the provision of online advertising and dealer subscription services in the People’s Republic of China (the “PRC”). In May 2012, Telstra acquired additional ordinary shares of the Company from other shareholders.

On June 14, 2011, the Company incorporated, under the laws of the Cayman Islands, a wholly-owned subsidiary, Sequel Media Inc. (“Sequel Media”). On June 30, 2011, the Company contributed all the shares of the entities that provided online advertising services to manufacturers and retailers in the information technology industry (collectively the “Distributed Entities”) to Sequel Media. On June 30, 2011, the Company distributed all the shares of Sequel Media to its shareholders. Accordingly, pursuant to ASC 205-20, Discontinued Operations, the Distributed Entities have been accounted for as a discontinued operation whereby the results of operations of these businesses have been eliminated from the results of continuing operations.

On October 8, 2011, the Shijiazhuang Industry and Commercial Bureau approved the termination of the business license of Shijiazhuang XinFeng Advertising Co., Ltd., formally dissolving the legal entity.

On November 4, 2013, the Company and Telstra entered into a Share Purchase Agreement with West Crest Limited, its sole shareholder and the other shareholders of the Company. Pursuant to the agreement, the Company and Telstra purchased 3,856,564 and 2,828,147 ordinary shares of the Company held by West Crest Limited for US$75 million and US$55 million, respectively, in cash to be paid in two instalments (“West Crest Limited Share Purchase”). The selling shareholder has resigned from the board of directors upon signing of the agreement. On November 15, 2013, the Company decided to retire the treasury stock purchased from West Crest.

The Company successfully completed its IPO and listing of 8,993,000 American Depositary Shares (“ADSs”) on the New York Stock Exchange in December, 2013, and raised net proceeds of US$142,590 from the offering. Each ADS represents one ordinary share. Upon the completion of IPO in December, 2013, the Company’s dual-class ordinary share structure came into effect (Note 15). Upon the completion of follow-on offering in November 2014, 2,424,801 ADSs were issued by the Company and 6,964,612 Class B ordinary shares were converted into Class A ordinary shares. The net proceeds from the follow-on offering amounted to US$97,344 net of issuance cost. As of December 31, 2015, the Company had ordinary shares outstanding, comprised of 51,230,242 Class A ordinary shares and 61,824,328 Class B ordinary shares. Telstra remains the Company’s controlling shareholder holding 54.7% of the total equity interest and voting rights, respectively in the Company as of December 31, 2015.

As of December 31, 2015, the Company’s principal subsidiaries and VIEs where Autohome WFOE and Chezhiying WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%	Investment holding
Autohome E-commerce Inc.	February 6, 2015	Cayman Islands	100%	Investment holding
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%	Investment holding
Autohome Financing Limited	March 23, 2015	Cayman Islands	100%	Investment holding
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%	Provision of online advertising services
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%	Provision of online advertising services
Autohome E-commerce Hong Kong Limited	February 18, 2015	Hong Kong	100%	Provision of information technology services
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%	Provision of information technology services
Autohome Financing Hong Kong Limited	April 15, 2015	Hong Kong	100%	Provision of financial services
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%	Provision of technical and consulting services
Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%	Provision of online advertising services
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%	Provision of online advertising services
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%	Provision of online advertising services
Tianjin Autohome Technologies Co., Ltd.	October 20, 2014	PRC	100%	Provision of information technology services
Autohome (Tianjin) Automobile Sales Co., Ltd.	October 20, 2014	PRC	100%	Provision of automobile and component parts sales service
Beijing Chezhiying Technology Co., Ltd.(“Chezhiying WFOE”)	May 26, 2015	PRC	100%	Provision of information technology services
Beijing Chezhiying Software Co., Ltd.(“Chezhiying Software”)	December 9, 2015	PRC	100%	Provision of information technology services
Beijing Kemoshijie Technology Co., Ltd.	September 11, 2015	PRC	100%	Provision of information technology services
Shanghai Baiche Julian Information Technology Co., Ltd.	December 29, 2014	PRC	100%	Provision of information technology services
VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—	Provision of online advertising services
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—	Provision of online advertising services
Shanghai You Che You Jia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—	Provision of online advertising services
Guangzhou You Che You Jia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—	Provision of online advertising services
Beijing Autohome Used Car Appraisal Co., Ltd.	January 30, 2015	PRC	—	Provision of used car sales and evaluating service
Beijing Autohome Used Car Brokerage Co., Ltd.	June 10, 2015	PRC	—	Provision of used car brokerage service

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”. The Group provides online advertising and dealer subscription services through its websites and mobile applications. These services are offered to automakers and dealers, and advertising agencies that represent automakers and dealers in the automobile industry. In 2015, the Group further developed transaction business which includes direct vehicle sales and commission-based services facilitating transactions through the transaction platform. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of internet content and online advertising businesses. To comply with these foreign ownership restrictions, the Company and its subsidiaries operate websites and provide online advertising services and dealer subscription services in the PRC through VIEs. The paid-in capital of the VIEs was funded by the Company’s PRC subsidiaries, Autohome WFOE and Chezhiying WFOE, through loans extended to the VIEs’ shareholders (“Nominee Shareholders”). The effective control of the VIEs is held by WFOEs, through a series of contractual agreements (the “Contractual Agreements”). As a result of the Contractual Agreements, the WFOEs maintain the ability to control the VIEs, are entitled to substantially all of the economic benefits from the VIEs and are obligated to absorb all of the VIE’s expected losses.

In July 2015, Autohome Information, Shengtuo Hongyuan and Autohome WFOE entered into a termination agreement, pursuant to which the parties terminated the contractual agreements among themselves and Autohome Information transferred all of its equity interest in Shengtuo Hongyuan to James Zhi Qin and Zheng Fan. In July 2015, Chezhiying WFOE, Shengtuo Hongyuan and each of its subsidiaries, and James Zhi Qin and Zheng Fan entered into contractual agreements to effect the Company’s control over Shengtuo Hongyuan. The terms of these agreements are substantially the same as the contractual agreements between Autohome WFOE and each of the three shareholders of Autohome Information described below. This termination of contractual agreements and transfer of equity interest in Shengtuo Hongyuan from Autohome WFOE to Chezhiying WFOE had no impact on the Company’s operations and consolidated financial statements.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to the WFOEs. In addition, through the Contractual Agreements the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of the VIEs through the WFOEs.

Thus, the Company is also considered the primary beneficiary of the VIEs through the WFOEs. As a result of the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10 (“ASC 810-10”) Consolidation: Overall.

The following is a summary of the Contractual Agreements:

Exclusive technical consulting and service agreements

Pursuant to the exclusive technical consulting and service agreements that have been entered into by the WFOEs and the VIEs, the VIEs have engaged the WFOEs as their exclusive provider of technical support and management consulting services. The VIEs shall pay to the WFOEs service fees determined based on the revenues of the VIEs. The service fees can be adjusted by the WFOEs unilaterally. The WFOEs shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has a 30 year term that can be automatically extended for another 10 years at the option of the WFOEs. The agreement can only be terminated mutually by the parties in writing. During the term of the agreement, the VIEs may not enter into any agreement with third parties for the provision of any technical or management consulting services without prior consent of the WFOEs.

Loan agreements

Pursuant to the loan agreements between the Nominee Shareholders of the VIEs and the WFOEs, the WFOEs granted interest-free loans for the Nominee Shareholders’ contributions to the VIEs. The term of the loan is indefinite until the WFOEs requests repayment. The manner and timing of the repayment shall be at the sole discretion of the WFOEs and at the WFOEs’ option may be in the form of transferring the VIEs’ equity interest to the WFOEs or their designated persons.

Exclusive equity option agreements

Pursuant to the exclusive option agreements, entered into between the Nominee Shareholders of the VIEs and the WFOEs, the Nominee Shareholders jointly and severally granted to the WFOEs an option to purchase their equity interests in the VIEs. The purchase price will be offset against the loan repayments under the loan agreements. If the transfer price of the equity interest is greater than the loan amount, the Nominee Shareholders are required to immediately return the received transfer price in excess of the loan amount to the

WFOEs or any person designated by the WFOEs. The WFOEs may exercise such option at any time until it has acquired all equity interests of the VIEs or freely transfer the option to any third party and such third party may assume the right and obligations of the option agreement. The exclusive equity option agreements have an indefinite term and will terminate at the earlier of i) the date on which all of the equity interests have been transferred to the WFOEs or any person designated by the WFOEs; or ii) the unilateral termination by the WFOEs.

Equity interest pledge agreements

Pursuant to the equity interest pledge agreements entered into between the Nominee Shareholders of the VIEs and the WFOEs, the Nominee Shareholders pledged all of their equity interests in the VIEs to the WFOEs as collateral for all of their payments due to the WFOEs and to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or assign the shares, the rights and obligations in the share pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the VIEs without the WFOE’s preapproval. The WFOE is entitled to transfer or assign in full or in part the shares pledged. In the event of default, the WFOE as the pledgee will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment. There have been no dividends or distributions from inception to date. The equity interest pledge agreements have an indefinite term and will terminate after all the obligations under these agreements have been satisfied in full or the pledged equity interests have been transferred to the WFOEs or their designees.

Power of attorney agreements

Pursuant to the power of attorney agreements signed between the Nominee Shareholders of the VIEs and the WFOEs, the Nominee Shareholders have given the WFOEs an irrevocable proxy to act on their behalf on all matters pertaining to the VIEs and to exercise all of their rights as shareholders of the VIEs, including the right to attend shareholders meetings, to exercise voting rights and to transfer all or a part of his equity interests in the VIEs.

In June 2011, the Contractual Agreements were supplemented with the following terms:

•	With respect to the exclusive equity option agreements, in the event of liquidation or dissolution of the VIEs, all assets shall be sold to the WFOEs at the lowest selling price permitted by applicable PRC law, and any proceeds from the transfer and any residual interests in the VIEs shall be remitted to the WFOEs immediately;

•	With respect to the exclusive equity option agreements, dividends and distributions are not permitted without the prior consent of the WFOEs, to the extent there is a dividend or distribution, the Nominee Shareholders will remit the amounts in full to the WFOEs immediately;

•	With respect to the exclusive technical consulting and service agreements and loan agreements, the WFOEs shall provide the necessary financial support to the VIEs whether or not the VIEs incur any losses, and not request for repayment if the VIEs are unable to do so.

Risk in relation to the VIE Structure

Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any Internet Content Provider (“ICP”) business. In addition, PRC regulations require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of China.

The Group conducts its operations in China through Contractual Agreements entered into between the WFOEs and VIEs. In 2014, the Group began gradually migrating the advertising service business from the VIEs to the subsidiaries of Autohome Media, a transition that was completed to a substantial extent. The relevant regulatory authorities may find the current contractual agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company or any of its current or future VIEs or subsidiaries are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of Autohome WFOE, Chezhiying WFOE, Shanghai Advertising, Guangzhou Advertising, Autohome Information and its subsidiaries, revoking the business licenses or operating licenses of Autohome WFOE, Chezhiying WFOE, Shanghai Advertising, Guangzhou Advertising, Autohome Information and its subsidiaries, shutting down the Group’s servers or blocking the Group’s websites, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting the Group’s rights to use the proceeds from this offering to finance the Group’s business and operations in China, or enforcement actions that could be harmful to the Group’s business. Any of these actions could cause significant disruption to the Group’s business operations and severely damage the Group’s reputation, which would in turn materially and adversely affect the Group’s business and results of operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the actives of VIEs or the Company’s right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

In addition, if Shanghai Advertising, Guangzhou Advertising, Autohome Information and its subsidiaries or their shareholders fail to perform their obligations under the Contractual Agreements, the Company may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Agreements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Agreements, the Company may not be able to exert effective control over its VIEs, and the Company’s ability to conduct its business may be negatively affected.

Based on the advice of the Company’s PRC legal counsel, the corporate structure and Contractual Agreements of the Company’s VIEs and WFOEs in China are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the VIEs are in compliance with existing PRC laws and regulations; (ii) the Contractual Agreements with VIEs and their nominee shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC law and regulations in all material respects.

VIEs contributed an aggregate of 100.0%, 69.1% and 7.8% of the consolidated net revenues for the years ended December 31, 2013, 2014 and 2015, respectively after elimination of inter-company transactions. As of December 31, 2014 and 2015, the VIEs accounted for an aggregate of 37.4% and 24.1%, respectively, of the consolidated total assets, and 15.6% and 6.2%, respectively, of the consolidated total liabilities after elimination of inter-company balances.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the company in the form of loans and advances or cash dividends. Please refer to Note 16 for disclosure of restricted net assets.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows:

	December 31,
	2014	2015
	RMB	RMB	US$
Current assets	639,347	502,938	77,640
Non-current assets	1,612,276	1,618,469	249,849

Total assets	2,251,623	2,121,407	327,489

Current liabilities	498,209	412,994	63,755
Non-current liabilities	26,889	28,445	4,391

Total liabilities	525,098	441,439	68,146

Net assets	1,726,525	1,679,968	259,343

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net revenues	1,216,410	1,473,401	271,198	41,866
Net income/(loss)	28,170	57,358	(68,272)	(10,539)

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	RMB
Net cash generated from/(used in ) operating activities	29,925	102,403	(23,630)	(3,648)
Net cash used in investing activities	(38,100)	(33,773)	(73,318)	(11,318)
Net cash generated from financing activities	—	—	—	—

The revenue-producing assets that are held by the VIEs comprise of customer relationships, trademarks, websites, domain names and servers.

The current assets of the VIEs included amounts due from PRC subsidiaries of RMB280,857 and RMB310,096(US$47,871), for the years ended December 31, 2014 and 2015, respectively, which were eliminated upon consolidation by the Company. The current liabilities of the VIEs included amounts due to PRC subsidiaries of RMB274,569 and RMB275,061(US$42,462), for the years ended December 31, 2014 and 2015, respectively, which were eliminated upon consolidation by the Company. There was no pledge or collateralization of the VIEs’ assets and the WFOEs have not provided any financial support that they were not previously contractually required to provide to the VIEs. There were no assets of the VIEs that can only be used to settle their own obligations. Creditors of the VIEs have no recourse to the general credit of the WFOEs, which are the primary beneficiary of the VIEs.